Note Related party transactions (Financial Condition accounts outstanding with PRLP 2011 Holdings, LLC) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Deposits	$ (431,000)	$ (328,000)
PRLP 2011 Holding, LLC
Related Party Transaction [Line Items]
Deposits	$ (20)	$ (1,127)